Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) Tower	Aug. 31, 2019 USD ($) Tower	Feb. 28, 2019 USD ($) Tower	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Tower	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense					$ 92,600	$ 93,100	$ 88,100
Assets, net of accumulated depreciation, related to AROs	$ 6,000				6,000	6,900
Property and equipment acquired through current and long-term debt					2,800	1,600	1,900
Net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment					4,800	(1,400)	(12,800)
Proceeds from sale lease back transaction					70,586
Proceeds from sale-leaseback financing obligation					18,945
Gain loss on disposal of assets and sale-leaseback transaction					11,169	$ (1,346)	$ (682)
Deferred gain	49,114				49,114
Nueva Tel
Property, Plant and Equipment [Line Items]
Proceeds from sale lease back transaction					89,500
Sale lease back transaction estimated net cash proceeds			$ 100,000
Proceeds from sale-leaseback financing obligation					18,900
Deferred gain gross	$ 58,900				58,900
Deferred gain current portion					$ 3,900
Lease term	10 years				10 years
Lease term description					The tower sites have an initial lease term of 10 years with up to three five year renewal terms at NuevaTel's option.
Annual base operating lease rental obligation	$ 8,500				$ 8,500
Annual base capital lease rental obligation	200				200
Annual base payments for tower financing obligations not qualified for sale-leaseback accounting	2,200				$ 2,200
Percenatge Increase Of Annual Lease Rental					3.00%
Gross rent expense					$ 6,000
Nueva Tel | Up to three
Property, Plant and Equipment [Line Items]
Maximum number of lease renewal periods					3 years
Nueva Tel | Maximum
Property, Plant and Equipment [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower			651
Nueva Tel | Bolivian
Property, Plant and Equipment [Line Items]
Income tax on Deferred gain	18,200				$ 18,200
Nueva Tel | General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Bank fees				$ 1,300
Sale lease back transaction tax					3,100
Nueva Tel | Other Current Liabilities
Property, Plant and Equipment [Line Items]
Deferred gain	5,900				5,900
Nueva Tel | Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Assets classified as held for sale	700				700
Nueva Tel | Other non-current liabilities
Property, Plant and Equipment [Line Items]
Asset retirement obligations	300				300
Nueva Tel | Capital Lease
Property, Plant and Equipment [Line Items]
Deferred gain gross	1,000				$ 1,000
Nueva Tel | Tranche One
Property, Plant and Equipment [Line Items]
Proceeds from sale lease back transaction			$ 64,300
Number of network towers covered under sale and lease back transaction | Tower			400
Gain loss on disposal of assets and sale-leaseback transaction			$ 7,000
Nueva Tel | Tranche Two
Property, Plant and Equipment [Line Items]
Proceeds from sale lease back transaction		$ 20,200
Number of network towers covered under sale and lease back transaction | Tower		143
Gain loss on disposal of assets and sale-leaseback transaction		$ 2,600
Nueva Tel | Tranche Three
Property, Plant and Equipment [Line Items]
Proceeds from sale lease back transaction	$ 5,000
Number of network towers covered under sale and lease back transaction | Tower	31				31
Gain loss on disposal of assets and sale-leaseback transaction	$ 500